Plant and equipment, net and allowance on guarantee (Parenthetical) (Details) - Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
Fair Value Guarantee [Member]
Guarantees, Fair Value Disclosure	$ 974
Collateral Pledged [Member]
Loans Payable to Bank, Noncurrent	27,610	$ 215,320
Leasehold Land and Buildings [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 52,100